                                                   Filed pursuant to Rule 497(c)
                                                               Reg. No. 33-59216

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED APRIL 14, 2003

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES
LIBERTY EQUITY FUND, VARIABLE SERIES

CLASS A SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

    NOT FDIC            MAY LOSE VALUE
     INSURED           NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                                                                3

THE FUNDS                                                                                                                4
Each of these sections discusses the following topics:
Investment Goal(s), Principal Investment Strategies,
Principal Investment Risks, Performance History, and Fees and Expenses
Columbia High Yield Fund, Variable Series............................................................................    4
Columbia Real Estate Equity Fund, Variable Series....................................................................    8
Liberty Equity Fund, Variable Series.................................................................................   12

TRUST MANAGEMENT ORGANIZATIONS                                                                                          16
The Trustees.........................................................................................................   16
Investment Adviser...................................................................................................   16
Portfolio Managers...................................................................................................   16
Mixed and Shared Funding.............................................................................................   17

OTHER INVESTMENT STRATEGIES AND RISKS                                                                                   18

FINANCIAL HIGHLIGHTS                                                                                                    19

SHAREHOLDER INFORMATION                                                                                                 22
Purchases and Redemptions............................................................................................   22
How the Funds Calculate Net Asset Value..............................................................................   22
Dividends and Distributions..........................................................................................   22
Tax Consequences.....................................................................................................   23
Other Class of Shares................................................................................................   23

                                    THE TRUST

Liberty Variable Investment Trust (the "Trust") includes eleven separate mutual funds (each a "Fund" and collectively, the "Funds"), each with its own investment goals and strategies. This prospectus contains information about the following Funds: Columbia High Yield Fund, Variable Series ("Columbia High Yield Fund"), Columbia Real Estate Equity Fund, Variable Series ("Columbia Real Estate Fund") and Liberty Equity Fund, Variable Series ("Equity Fund"). Columbia Management Advisers, Inc. (the "Adviser") is the investment adviser to the Funds. The Adviser is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston").

Other Funds may be added and some Funds may be eliminated from time to time. Each Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class A shares.

The Funds are investment options under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor (or principal underwriter) of the Funds is Liberty Funds Distributor, Inc. ("LFD"). LFD is a direct wholly owned subsidiary of the Adviser.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUNDS

                    COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks a high level of current income by investing primarily in lower-rated fixed income securities. Capital appreciation is a secondary goal when consistent with the objective of high current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds, debentures and notes, that are rated below investment grade, i.e., BB or lower by Standard & Poor's ("S&P"), Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or unrated securities which the Adviser has determined to be of comparable quality. Such lower rated securities are commonly referred to as "junk bonds." The Fund invests primarily in lower-rated securities that are considered to be "upper tier," which means securities that are rated BB or B by S&P or Ba or B by Moody's. No more than 10% of the Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.

While credit ratings are an important factor in evaluating lower-rated securities, the Adviser also considers a variety of other factors when selecting portfolio securities for the Fund. These factors may include the issuer's experience and managerial strength, its changing financial condition, its borrowing requirements and debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Because of the number of considerations involved in investing in lower-rated debt securities, the success of the Fund in achieving its investment goals may be more dependent upon the Adviser's credit analysis than would be the case if the Fund invested in higher-quality debt securities.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goals.

The Fund may trade its investments frequently in trying to achieve its investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

INTEREST RATE RISK is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

CREDIT RISK. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

THE FUNDS   COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

LOWER-RATED DEBT SECURITIES, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

FREQUENT TRADING RISK. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS   COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the Merrill Lynch U.S. High Yield, Cash Pay Index ("Merrill Lynch Index"), an unmanaged index of non-investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (1)

[BAR CHART]

1999          0.56%
2000          3.66%
2001          6.18%
2002          2.74%

For period shown in bar chart:
Best quarter:  1st quarter 2001, +4.60%
Worst quarter:  3rd quarter 1999, -1.71%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (1)

                                                          LIFE OF THE
                                             1 YEAR          FUND
Class A (%)                                    2.74          4.67
---------------------------------------------------------------------
Merrill Lynch Index (%)                       -1.14          0.72(2)

(1) The returns shown include the returns of shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, for periods prior to the date of this prospectus. Shares of the predecessor fund were initially offered on March 3, 1998.

(2)  Performance information is from April 1, 1998.

THE FUNDS   COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                         CLASS A
-------------------------------------------------------------------
Management fee (3) (%)                                     0.69
-------------------------------------------------------------------
Distribution and service (12b-1) fee (%)                   0.00
-------------------------------------------------------------------
Other expenses (%)                                         2.68
-------------------------------------------------------------------
Total annual fund operating expenses (%)                   3.37
-------------------------------------------------------------------
Waiver/reimbursement (4) (%)                               2.48
-------------------------------------------------------------------
Net expenses (4) (%)                                       0.89
-------------------------------------------------------------------

(3)  The Fund pays a management fee of 0.60% and an administrative fee of 0.09%.

(4) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 0.89% for Class A shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 4 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

     -        $10,000 initial investment

     -        5% total return for each year

     -        Fund operating expenses remain the same

     -        Reinvestment of all dividends and distributions

                      1 YEAR           3 YEARS         5 YEARS        10 YEARS
                      ------           -------         -------        --------
Class A                $ 91             $ 804          $ 1,541         $ 3,490

                COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks, with equal emphasis, capital appreciation and above-average current income by investing primarily in the equity securities of companies in the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of companies principally engaged in the real estate industry, primarily real estate investment trusts ("REITs"). The Fund invests primarily in the securities of U.S. companies.

In selecting portfolio securities for the Fund, the Adviser focuses on total return, with an emphasis on growth companies that offer both a strong balance sheet and a dividend yield exceeding that of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund's holdings are diversified across several geographic regions and types of real estate.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goals.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

REAL ESTATE SECURITIES GENERALLY. Although the Fund will not invest in real estate directly, it may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws, changes in neighborhood values, and changes in interest rates. These risks may be more significant to the extent that the Fund's investments are concentrated in a particular geographic region.

CONCENTRATION RISK. Because the Fund normally invests at least 80% of its assets in companies principally engaged in the real estate industry, it will be significantly more vulnerable to factors adversely affecting that industry than funds that invest in a broader range of industries.

THE FUNDS   COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

REITs are also subject to the risks associated with direct ownership of real estate. Generally, an increase in interest rates will decrease the value of debt securities and increase the cost of obtaining financing, which could decrease the value of a REIT's investments. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified and are subject to heavy cash flow dependency and defaults of borrowers. In addition, because REITs pay dividends to their shareholders based upon available funds from operations, it is quite common for a portion of these dividends to be designated as a return of capital. Since the Fund includes dividends from REITs in its distributions to shareholders, a portion of the Fund's dividends may also be designated as a return of capital. As long as your VA contract or VLI policy qualifies as an annuity contract under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), you will not be affected by the designation of a dividend as a return of capital or otherwise.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS   COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the National Association of Real Estate Investment Trusts Index ("NAREIT Index"), an unmanaged index of all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ, which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The Fund's returns are also compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely-held common stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (5)

[BAR CHART]

1999         -4.13%
2000         28.57%
2001          4.68%
2002          2.57%

For period shown in bar chart:
Best quarter: 2nd quarter 2000, +10.64%
Worst quarter: 3rd quarter 2002, -10.52%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (5)

                                                           LIFE OF THE
                                              1 YEAR           FUND
Class A (%)                                     2.57           3.79
-------------------------------------------------------------------------
NAREIT Index (%)                                3.81           3.90(6)
-------------------------------------------------------------------------
S&P 500 Index (%)                             -22.09          -2.24(6)

(5) The returns shown include the returns of shares of the Galaxy VIP Columbia Real Estate Equity Fund II, the predecessor to the Fund, for periods prior to the date of this prospectus. Shares of the predecessor fund were initially offered on March 3, 1998.

(6)  Performance information is from February 28, 1998.

THE FUNDS   COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                                       CLASS A
--------------------------------------------------------------------------------
Management fee (7) (%)                                                  0.84
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee (%)                                0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                      6.79
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                7.63
--------------------------------------------------------------------------------
Waiver/reimbursement (8) (%)                                            6.43
--------------------------------------------------------------------------------
Net expenses (8) (%)                                                    1.20
--------------------------------------------------------------------------------

(7)  The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(8) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% for Class A shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 8 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

     -        $10,000 initial investment

     -        5% total return for each year

     -        Fund operating expenses remain the same

     -        Reinvestment of all dividends and distributions

                   1 YEAR            3 YEARS          5 YEARS         10 YEARS
                   ------            -------          -------         --------
Class A            $ 122             $ 1,665          $ 3,127          $ 6,460

                      LIBERTY EQUITY FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term growth by investing in companies that the Adviser believes have above-average earnings potential.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities issued by U.S. companies, primarily common stocks and securities that can be converted into common stocks.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

From time to time, the Fund may emphasize particular market sectors, such as financial services, health care and technology, in attempting to achieve its investment goal.

The Fund may sell a security when there is an adverse change in the projected earnings growth of the company issuing the security. A security may also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

THE FUNDS   LIBERTY EQUITY FUND, VARIABLE SERIES

The Fund's investments in CONVERTIBLE SECURITIES (securities that can be converted into common stock), such as certain debt securities and preferred stock, make it subject to the usual risks associated with fixed income investments, such as INTEREST RATE RISK, the risk of a change in the price of a bond when prevailing interest rates increase or decline, and CREDIT RISK, the risk that an issuer cannot meet its payment obligations or that its credit rating will be lowered. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk and equity risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS   LIBERTY EQUITY FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely-held common stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)(9)

[BAR CHART]

1994           3.47%
1995          26.75%
1996          21.49%
1997          27.74%
1998          23.52%
1999          27.18%
2000          -1.82%
2001         -18.17%
2002         -27.64%

For period shown in bar chart:
Best quarter: 4th quarter 1998, +147.59%
Worst quarter: 3rd quarter 2002, -54.91%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002(9)

                                                            LIFE OF THE
                                1 YEAR        5 YEARS           FUND
Class A (%)                     -27.64         -1.80            6.85
-------------------------------------------------------------------------
S&P 500 Index (%)               -22.09         -0.58           10.82(10)

(9) The returns shown include the returns of shares of the Galaxy VIP Equity Fund, the predecessor to the Fund, for periods prior to the date of this prospectus. Shares of the predecessor fund were initially offered on January 11, 1993.

(10) Performance information is from January 10, 1993.

THE FUNDS   LIBERTY EQUITY FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees (if applicable) and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                                       CLASS A
--------------------------------------------------------------------------------
Management fee (11) (%)                                                 0.84
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee (%)                                0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                      0.25
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                1.09
--------------------------------------------------------------------------------
Waiver/reimbursement (12) (%)                                           0.03
--------------------------------------------------------------------------------
Net expenses (12) (%)                                                   1.06
--------------------------------------------------------------------------------

(11) The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(12) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 1.06% for Class A shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 12 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

     -        $10,000 initial investment

     -        5% total return for each year

     -        Fund operating expenses remain the same

     -        Reinvestment of all dividends and distributions

                1 YEAR          3 YEARS         5 YEARS        10 YEARS
                ------          -------         -------        --------
Class A         $ 108            $ 344           $ 598         $ 1,326

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information for the Trustees.

INVESTMENT ADVISER

COLUMBIA MANAGEMENT ADVISERS, INC., located at 100 Federal Street, Boston, Massachusetts 02110, is the investment adviser to the Funds. The Adviser is a direct wholly owned subsidiary of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. The Adviser, a registered investment adviser, has been an investment adviser since 1969.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA"), merged with and into the Adviser (which previously had been known as Columbia Management Company). Prior to April 1, 2003, FIA was the investment adviser to the Equity Fund. As of February 28, 2003, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser manages the assets of the Funds under the supervision of the Trust's Board of Trustees. The Adviser determines which securities and other instruments are purchased and sold for the Funds. The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the SEC. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

For the 2002 fiscal year, the Funds paid the Adviser (or FIA, as applicable) aggregate advisory fees at the following annual rates as a percentage of average daily net assets:

Columbia High Yield Fund, Variable Series                   0.69%
Columbia Real Estate Equity Fund, Variable Series           0.84%
Liberty Equity Fund, Variable Series                        0.84%

PORTFOLIO MANAGERS

JEFFREY L. RIPPEY, CFA, a Vice President of the Adviser, is a co-manager of the Columbia High Yield Fund. Mr. Rippey managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund, since it began operations in March, 1998. Mr. Rippey, along with Mr. Havnaer, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Rippey has been with the Adviser and its predecessors since 1981.

KURT M. HAVNAER, CFA, a Vice President of the Adviser, is a co-manager of the Columbia High Yield Fund. Mr. Havnaer co-managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund, since September, 2000. Mr. Havnaer, along with Mr. Rippey, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Prior to joining the Adviser in 1996, Mr. Havnaer worked as a Portfolio Manager, Analyst and Trader for SAFECO Asset Management Company.

DAVID W. JELLISON, CFA, a Senior Vice President of the Adviser, is the portfolio manager for the Columbia Real Estate Fund. Mr. Jellison is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jellison managed the Galaxy VIP Columbia Real Estate Equity Fund II, the predecessor to the Columbia Real Estate Fund, since it began operations in March, 1998. Prior to joining the Adviser in 1992, Mr. Jellison was a Senior Research Associate for RCM Capital Management.

ROBERT G. ARMKNECHT, CFA, a Vice President of the Adviser, is the portfolio manager for the Equity Fund. Mr. Armknecht managed the Galaxy VIP Equity Fund, the predecessor to the Equity Fund, since July, 1998. He is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988.

TRUST MANAGEMENT ORGANIZATIONS

MIXED AND SHARED FUNDING

As described above, the Funds serve as the funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may, from time to time, become funding vehicles for VA contracts and/or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's principal investment strategies and their associated risks are described under "The Funds-Principal Investment Strategies" and "The Funds-Principal Investment Risks." In seeking to meet their investment goals, the Funds may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Adviser may elect not to invest in any of these securities or use any of these techniques. The Funds may not always achieve their investment goals. Additional information about the Funds' securities and investment techniques, as well as the Funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted in the Statement of Additional Information, approval by a Fund's shareholders is not required to change a Fund's investment goals, strategies or restrictions.

DERIVATIVE STRATEGIES

(All Funds) A Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE POSITIONS

(All Funds) Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent a Fund from achieving its investment goal and could reduce the Fund's return and affect its performance during a market upswing.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years (or period if a Fund commenced operations less than five years ago) and includes the financial performance of shares of the Fund's predecessor fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. The information for the fiscal years ended December 31, 2002, 2001, 2000 and 1999 was audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated December 31, 2002. The information for the fiscal year or period ended December 31, 1998 was audited by the Fund's former independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES (a)

                                                                                                               Period Ended
                                                                            Year Ended December 31,            December 31,
                                                                   2002        2001       2000        1999       1998 (b)
Net Asset Value, Beginning of Period ($)                           9.29         9.35       9.70       10.36       10.00
                                                                  -----        -----      -----       -----       -----
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (c)(d)                                    0.59         0.64       0.69        0.70        0.49
   Net realized and unrealized gain (loss) on
   investments (d)                                                (0.35)       (0.07)     (0.35)      (0.65)       0.45
                                                                  -----        -----      -----       -----       -----
   Total from Investment Operations                                0.24         0.57       0.34        0.05        0.94
                                                                  -----        -----      -----       -----       -----
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.57)       (0.63)     (0.69)      (0.70)      (0.49)
   Distributions from net realized capital gains                     --           --         --       (0.01)      (0.09)
                                                                  -----        -----      -----       -----       -----
   Total Distributions                                            (0.57)       (0.63)     (0.69)      (0.71)      (0.58)
                                                                  -----        -----      -----       -----       -----
Net increase (decrease) in net asset value                        (0.33)       (0.06)     (0.35)      (0.66)       0.36
                                                                  ------       -----      -----       -----       -----
Net Asset Value, End of Period                                     8.96         9.29       9.35        9.70       10.36
                                                                  =====        =====      =====       =====       =====
Total Return (%)                                                   2.74         6.18       3.66        0.56        9.61(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                              2,197        2,421      2,188       2,403       2,454
Ratios to average net assets (%):
   Net investment income including reimbursement/waiver (d)        6.46         6.89       7.29        7.00        6.18(f)
   Operating expenses including reimbursement/waiver               1.68         1.60       1.60        1.60        1.60(f)
   Operating expenses excluding reimbursement/waiver               3.36         3.23       3.18        2.89        4.25(f)
Portfolio Turnover Rate (%)                                          49           54         46          35          89(e)

(a) The information shown in this table relates to shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund.

(b) The Galaxy VIP Columbia High Yield Fund II commenced operations on March 3, 1998.

(c) Net investment income per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998 was $0.43, $0.47, $0.54, $0.57 and $0.28, respectively.

(d) The Galaxy VIP Columbia High Yield Fund II adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the year ended December 31, 2001 (which is reflected in the amounts shown above) on the net investment income per share, the net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $0.01, $(0.01), and 0.25%, respectively.

(e)  Not annualized.

(f)  Annualized.

FINANCIAL HIGHLIGHTS

COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES (a)

                                                                                                               Period Ended
                                                                           Year Ended December 31,             December 31,
                                                                  2002          2001       2000        1999       1998 (b)
Net Asset Value, Beginning of Period ($)                          10.11         9.96       8.08        8.78       10.00
                                                                  -----        -----      -----       -----       -----
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (c)                                       0.40         0.38       0.41        0.38        0.28
   Net realized and unrealized gain (loss) on investments         (0.14)        0.07       1.86       (0.74)      (1.24)
                                                                  -----        -----      -----       -----       -----
   Total from Investment Operations                                0.26         0.45       2.27       (0.36)      (0.96)
                                                                  -----        -----      -----       -----       -----
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.32)       (0.30)     (0.38)      (0.34)      (0.26)
   Distributions in excess of net investment income                  --           --      (0.01)         --          --
                                                                  -----        -----      -----       -----       -----
   Distributions from net realized capital gains                  (0.41)          --         --          --          --
   Total Distributions                                            (0.73)       (0.30)     (0.39)      (0.34)      (0.26)
                                                                  -----        -----      -----       -----       -----
Net increase (decrease) in net asset value                        (0.47)        0.15       1.88       (0.70)      (1.22)
                                                                  -----        -----      -----       -----       -----
Net Asset Value, End of Period (%)                                 9.64        10.11       9.96        8.08        8.78
                                                                  =====        =====      =====       =====       =====
Total Return (%)                                                   2.57         4.68      28.57       (4.13)      (9.57)(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                                979        1,112      1,092         983         784
Ratios to average net assets (%):
   Net investment income including reimbursement/waiver            3.68         3.81       4.39        4.84        4.62 (e)
   Operating expenses including reimbursement/waiver               1.78         1.70       1.70        1.70        1.70 (e)
   Operating expenses excluding reimbursement/waiver               7.63         5.99       5.76        5.91       10.49 (e)
Portfolio Turnover Rate (%)                                          98           54         41          33           3 (d)

(a) The information shown in this table relates to shares of the Galaxy VIP Real Estate Equity Fund II, the predecessor to the Columbia Real Estate Fund.

(b)  The Fund commenced operations on March 3, 1998.

(c) Net investment income (loss) per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998 was $(0.24), $(0.05), $0.03, $0.05, and $(0.26), respectively.

(d)  Not annualized.

(e)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY EQUITY FUND, VARIABLE SERIES (a)

                                                                                 Year Ended December 31,
                                                                  2002         2001        2000        1999        1998
Net Asset Value, Beginning of Period ($)                          16.02        19.81       22.21       19.20       19.68
                                                                 ------       ------     -------     -------      ------
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (loss) (b)                                0.03           --(c)    (0.02)      (0.02)       0.13
   Net realized and unrealized gain (loss) on investments         (4.46)       (3.58)      (0.37)       5.05        4.25
                                                                 ------       ------     -------     -------      ------
   Total from Investment Operations                               (4.43)       (3.58)      (0.39)       5.03        4.38
                                                                 ------       ------     -------     -------      ------
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.03)          --          --          --       (0.13)
   Distributions from net realized capital gains                     --        (0.21)      (2.01)      (2.02)      (4.73)
                                                                 ------       ------     -------     -------      ------
   Total Distributions                                            (0.03)       (0.21)      (2.01)      (2.02)      (4.86)
                                                                 ------       ------     -------     -------      ------
Net increase (decrease) in net asset value                        (4.46)       (3.79)      (2.40)       3.01       (0.48)
                                                                 ------       ------     -------     ------       ------
Net Asset Value, End of Period ($)                                11.56        16.02       19.81       22.21       19.20
                                                                 ======       ======     =======     =======      ======
Total Return (%)                                                 (27.64)      (18.17)      (1.82)      27.18       23.52
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                             43,603       79,813     120,712     119,799      92,620
Ratios to average net assets (%):
   Net investment income (loss) including
   reimbursement/waiver                                            0.18         0.00       (0.11)      (0.11)       0.61
   Operating expenses including reimbursement/waiver               1.09         1.02        0.98        0.96        1.05
   Operating expenses excluding reimbursement/waiver               1.09         1.02        0.98        0.96        1.05
Portfolio Turnover Rate (%)                                          35           51          54          60          75

(a) The information shown in this table relates to shares of the Galaxy VIP Equity Fund, the predecessor to the Equity Fund.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000, 1999 and 1998 was $0.03, $0.00, $(0.02),
     $(0.02), and $0.13, respectively.

(c)  Amount is less than $0.005.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUNDS CALCULATE NET ASSET VALUE

Each share price is its net asset value next determined. Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Funds value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Funds value the security at the most recent quoted bid price. The Funds value each over-the-counter security or NASDAQ National Market System security as of the last sales price (or closing price reported by the NASDAQ National Market System, if different, as applicable) for that day. The Funds value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Funds value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when the Funds determine that the sale or bid price of the security does not reflect that security's market value, the Funds will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Funds may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends for the Columbia High Yield Fund will be declared daily and distributed monthly. Income dividends for the Columbia Real Estate Fund and the Equity Fund will be declared and distributed quarterly. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code. Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Funds also offer an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust: 811-07556

Columbia High Yield Fund, Variable Series
Columbia Real Estate Equity Fund, Variable Series
Liberty Equity Fund, Variable Series

                                   [LIBERTYFUNDS LOGO]

                                   A MEMBER OF COLUMBIA MANAGEMENT GROUP

                                   (C) 2002 Liberty Funds Distributor, Inc.
                                   A Member of Columbia Management Group
                                   One Financial Center, Boston, MA 02111-2621
                                   800.426.3750 www.libertyfunds.com

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED APRIL 14, 2003

LIBERTY EQUITY FUND, VARIABLE SERIES

CLASS A SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     NOT FDIC     MAY LOSE VALUE
     INSURED    NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                                                                 3

THE FUND                                                                                                                  4
This section discusses the following topics:
Investment Goal, Principal Investment Strategies,
Principal Investment Risks, Performance History, and Fees and Expenses
Liberty Equity Fund, Variable Series.................................................................................     4

TRUST MANAGEMENT ORGANIZATIONS                                                                                            8
The Trustees.........................................................................................................     8
Investment Adviser...................................................................................................     8
Portfolio Manager....................................................................................................     8
Mixed and Shared Funding.............................................................................................     8

OTHER INVESTMENT STRATEGIES AND RISKS                                                                                     9

FINANCIAL HIGHLIGHTS                                                                                                     10

SHAREHOLDER INFORMATION                                                                                                  11
Purchases and Redemptions............................................................................................    11
How the Fund Calculates Net Asset Value..............................................................................    11
Dividends and Distributions..........................................................................................    11
Tax Consequences.....................................................................................................    12
Other Class of Shares................................................................................................    12

                                    THE TRUST

Liberty Variable Investment Trust (the "Trust") includes eleven separate mutual funds, each with its own investment goals and strategies. This prospectus contains information about the Liberty Equity Fund, Variable Series (the "Fund"). Columbia Management Advisers, Inc. (the "Adviser") is the investment adviser to the Funds. The Adviser is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston").

Other funds may be added and some funds may be eliminated from time to time. The Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class A shares.

The Fund is an investment option under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor (or principal underwriter) of the Fund is Liberty Funds Distributor, Inc. ("LFD"). LFD is a direct wholly owned subsidiary of the Adviser.

The prospectuses of the Participating Insurance Companies' separate accounts describe which funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUND

                      LIBERTY EQUITY FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term growth by investing in companies that the Adviser believes have above-average earnings potential.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities issued by U.S. companies, primarily common stocks and securities that can be converted into common stocks.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

From time to time, the Fund may emphasize particular market sectors, such as financial services, health care and technology, in attempting to achieve its investment goal.

The Fund may sell a security when there is an adverse change in the projected earnings growth of the company issuing the security. A security may also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

THE FUND LIBERTY EQUITY FUND, VARIABLE SERIES

The Fund's investments in CONVERTIBLE SECURITIES (securities that can be converted into common stock), such as certain debt securities and preferred stock, make it subject to the usual risks associated with fixed income investments, such as INTEREST RATE RISK, the risk of a change in the price of a bond when prevailing interest rates increase or decline, and CREDIT RISK, the risk that an issuer cannot meet its payment obligations or that its credit rating will be lowered. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk and equity risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND LIBERTY EQUITY FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely-held common stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (1)

[BAR CHART]

1994            3.47%
1995           26.75%
1996           21.49%
1997           27.74%
1998           23.52%
1999           27.18%
2000           -1.82%
2001          -18.17%
2002          -27.64%

For period shown in bar chart:
Best quarter: 4th quarter 1998, +147.59%
Worst quarter: 3rd quarter 2002, -54.91%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (1)

                                                                          LIFE OF THE
                                              1 YEAR        5 YEARS           FUND
Class A (%)                                   -27.64         -1.80           6.85
------------------------------------------------------------------------------------
S&P 500 Index (%)                             -22.09         -0.58          10.82(2)

(1) The returns shown include the returns of shares of the Galaxy VIP Equity Fund, the predecessor to the Fund, for periods prior to the date of this prospectus. Shares of the predecessor fund were initially offered on January 11, 1993.

(2)  Performance information is from January 10, 1993.

THE FUND LIBERTY EQUITY FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                      CLASS A
Management fee (3) (%)                                                  0.84
Distribution and service (12b-1) fee (%)                                0.00
Other expenses (%)                                                      0.25
Total annual fund operating expenses (%)                                1.09
Waiver/reimbursement (4) (%)                                            0.03
Net expenses (4) (%)                                                    1.06

(3)  The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(4) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 1.06% for Class A shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 4 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

     -     $10,000 initial investment

     -     5% total return for each year

     -     Fund operating expenses remain the same

     -     Reinvestment of all dividends and distributions

                  1 YEAR       3 YEARS      5 YEARS       10 YEARS
                  ------       -------      -------       --------
Class A           $  108       $   344      $   598       $  1,326

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information for the Trustees.

INVESTMENT ADVISER

COLUMBIA MANAGEMENT ADVISERS, INC., located at 100 Federal Street, Boston, Massachusetts 02110, is the investment adviser to the Fund. The Adviser is a direct wholly owned subsidiary of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. The Adviser, a registered investment adviser, has been an investment adviser since 1969.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA"), merged with and into the Adviser (which previously had been known as Columbia Management Company). Prior to April 1, 2003, FIA was the investment adviser to the Fund. As of February 28, 2003, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser manages the assets of the Fund under the supervision of the Trust's Board of Trustees. The Adviser determines which securities and other instruments are purchased and sold for the Fund. The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the SEC. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

For the 2002 fiscal year, aggregate advisory fees paid to FIA by the Fund amounted to 0.84% of the average daily net assets of the Fund.

PORTFOLIO MANAGER

ROBERT G. ARMKNECHT, CFA, a Vice President of the Adviser, is the portfolio manager for the Fund. Mr. Armknecht managed the Galaxy VIP Equity Fund, the predecessor to the Fund, since July, 1998. He is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988.

MIXED AND SHARED FUNDING

As described above, the Fund serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. The Fund may, from time to time, become a funding vehicle for VA contracts and/or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Adviser may elect not to invest in any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted in the Statement of Additional Information, approval by the Fund's shareholders is not required to change the Fund's investment goals, strategies or restrictions.

DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust its sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE POSITIONS

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment goal and could reduce the Fund's return and affect its performance during a market upswing.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years and includes the financial performance of shares of the Fund's predecessor fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. The information for the fiscal years ended December 31, 2002, 2001, 2000 and 1999 was audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated December 31, 2002. The information for the fiscal year ended December 31, 1998 was audited by the Fund's former independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

LIBERTY EQUITY FUND, VARIABLE SERIES (a)

                                                                                 Year Ended December 31,
                                                                  2002        2001         2000        1999         1998
Net Asset Value, Beginning of Period ($)                          16.02       19.81        22.21       19.20        19.68
                                                                 ------      ------      -------     -------       ------
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (loss) (b)                                0.03          -- (c)    (0.02)      (0.02)        0.13
   Net realized and unrealized gain (loss) on investments         (4.46)      (3.58)       (0.37)       5.05         4.25
                                                                 ------      ------      -------     -------       ------
   Total from Investment Operations                               (4.43)      (3.58)       (0.39)       5.03         4.38
                                                                 ------      ------      -------     -------       ------
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.03)         --           --          --        (0.13)
   Distributions from net realized capital gains                     --       (0.21)       (2.01)      (2.02)       (4.73)
                                                                 ------      ------      -------     -------       ------
   Total Distributions                                            (0.03)      (0.21)       (2.01)      (2.02)       (4.86)
                                                                 ------      ------      -------     -------       ------
Net increase (decrease) in net asset value                        (4.46)      (3.79)       (2.40)       3.01        (0.48)
                                                                 ------      ------      -------     -------       ------
Net Asset Value, End of Period ($)                                11.56       16.02        19.81       22.21        19.20
                                                                 ======      ======      =======     =======       ======
Total Return (%)                                                 (27.64)     (18.17)       (1.82)      27.18        23.52
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                             43,603      79,813      120,712     119,799       92,620
Ratios to average net assets (%):
   Net investment income (loss) including reimbursement/waiver     0.18        0.00        (0.11)      (0.11)        0.61
   Operating expenses including reimbursement/waiver               1.09        1.02         0.98        0.96         1.05
   Operating expenses excluding reimbursement/waiver               1.09        1.02         0.98        0.96         1.05
Portfolio Turnover Rate (%)                                          35          51           54          60           75

(a) The information shown in this table relates to shares of the Galaxy VIP Equity Fund, the predecessor to the Fund.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000, 1999 and 1998 was $0.03, $0.00, $(0.02),
     $(0.02), and $0.13, respectively.

(c)  Amount is less than $0.005.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Fund issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUND CALCULATES NET ASSET VALUE

Each share price is its net asset value next determined. The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Fund values each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Fund values the security at the most recent quoted bid price. The Fund values each over-the-counter security or NASDAQ National Market System security as of the last sales price (or closing price reported by the NASDAQ National Market System, if different, as applicable) for that day. The Fund values other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Fund values long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when the Fund determines that the sale or bid price of the security does not reflect that security's market value, the Fund will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Fund may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of the Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including investment advisory and administrative fees). Income dividends for the Fund will be declared and distributed quarterly. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Fund also offers an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust: 811-07556

Liberty Equity Fund, Variable Series

                                     [LIBERTYFUNDS LOGO]

                                     A Member of Columbia Management Group

                                     (C) 2002 Liberty Funds Distributor, Inc.
                                     A Member of Columbia Management Group
                                     One Financial Center, Boston, MA 02111-2621
                                     800.426.3750 www.libertyfunds.com

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED APRIL 14, 2003

COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

CLASS A SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

   NOT FDIC            MAY LOSE VALUE
   INSURED            NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                          3

THE FUND                                                                           4
This section discusses the following topics:
Investment Goals, Principal Investment Strategies,
Principal Investment Risks, Performance History, and Fees and Expenses
Columbia Real Estate Equity Fund, Variable Series...............................   4

TRUST MANAGEMENT ORGANIZATIONS                                                     8
The Trustees....................................................................   8
Investment Adviser..............................................................   8
Portfolio Manager...............................................................   8
Mixed and Shared Funding........................................................   8

OTHER INVESTMENT STRATEGIES AND RISKS                                              9

FINANCIAL HIGHLIGHTS                                                              10

SHAREHOLDER INFORMATION                                                           11
Purchases and Redemptions.......................................................  11
How the Fund Calculates Net Asset Value.........................................  11
Dividends and Distributions.....................................................  11
Tax Consequences................................................................  12
Other Class of Shares...........................................................  12

                                    THE TRUST

Liberty Variable Investment Trust (the "Trust") includes eleven separate mutual funds, each with its own investment goals and strategies. This prospectus contains information about the Columbia Real Estate Equity Fund, Variable Series (the "Fund"). Columbia Management Advisers, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston").

Other funds may be added and some funds may be eliminated from time to time. The Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class A shares.

The Fund is an investment option under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor (or principal underwriter) of the Fund is Liberty Funds Distributor, Inc. ("LFD"). LFD is a direct wholly owned subsidiary of the Adviser.

The prospectuses of the Participating Insurance Companies' separate accounts describe which funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUND

                COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks, with equal emphasis, capital appreciation and above-average current income by investing primarily in the equity securities of companies in the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of companies principally engaged in the real estate industry, primarily real estate investment trusts ("REITs"). The Fund invests primarily in the securities of U.S. companies.

In selecting portfolio securities for the Fund, the Adviser focuses on total return, with an emphasis on growth companies that offer both a strong balance sheet and a dividend yield exceeding that of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund's holdings are diversified across several geographic regions and types of real estate.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goals.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

REAL ESTATE SECURITIES GENERALLY. Although the Fund will not invest in real estate directly, it may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws, changes in neighborhood values, and changes in interest rates. These risks may be more significant to the extent that the Fund's investments are concentrated in a particular geographic region.

CONCENTRATION RISK. Because the Fund normally invests at least 80% of its assets in companies principally engaged in the real estate industry, it will be significantly more vulnerable to factors adversely affecting that industry than funds that invest in a broader range of industries.

THE FUND COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

REITs are also subject to the risks associated with direct ownership of real estate. Generally, an increase in interest rates will decrease the value of debt securities and increase the cost of obtaining financing, which could decrease the value of a REIT's investments. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified and are subject to heavy cash flow dependency and defaults of borrowers. In addition, because REITs pay dividends to their shareholders based upon available funds from operations, it is quite common for a portion of these dividends to be designated as a return of capital. Since the Fund includes dividends from REITs in its distributions to shareholders, a portion of the Fund's dividends may also be designated as a return of capital. As long as your VA contract or VLI policy qualifies as an annuity contract under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), you will not be affected by the designation of a dividend as a return of capital or otherwise.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the National Association of Real Estate Investment Trusts Index ("NAREIT Index"), an unmanaged index of all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ, which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The Fund's returns are also compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely-held common stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (1)

[BAR CHART]

1999           -4.13%
2000           28.57%
2001            4.68%
2002            2.57%

For period shown in bar chart:
Best quarter: 2nd quarter 2000, +10.64%
Worst quarter: 3rd quarter 2002, -10.52%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (1)

                                      LIFE OF THE
                        1 YEAR           FUND
Class A (%)               2.57           3.79
---------------------------------------------
NAREIT Index (%)          3.81           3.90(2)
---------------------------------------------
S&P 500 Index (%)       -22.09          -2.24(2)

(1) The returns shown include the returns of shares of the Galaxy VIP Columbia Real Estate Equity Fund II, the predecessor to the Fund, for periods prior to the date of this prospectus. Shares of the predecessor fund were initially offered on March 3, 1998.

(2)  Performance information is from February 28, 1998.

THE FUND COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                  CLASS A
Management fee (3) (%)                              0.84
Distribution and service (12b-1) fee (%)            0.00
Other expenses (%)                                  6.79
Total annual fund operating expenses (%)            7.63
Waiver/reimbursement (4) (%)                        6.43
Net expenses (4) (%)                                1.20

(3)  The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(4) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 1.20% for Class A shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 4 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

         -        $10,000 initial investment

         -        5% total return for each year

         -        Fund operating expenses remain the same

         -        Reinvestment of all dividends and distributions

            1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------
Class A     $  122    $ 1,665    $ 3,127    $  6,460

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information for the Trustees.

INVESTMENT ADVISER

COLUMBIA MANAGEMENT ADVISERS, INC., located at 100 Federal Street, Boston, Massachusetts 02110, is the investment adviser to the Fund. The Adviser is a direct wholly owned subsidiary of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. The Adviser, a registered investment adviser, has been an investment adviser since 1969.

On April 1, 2003, several advisory subsidiaries of Columbia merged with and into the Adviser (which previously had been known as Columbia Management Company). As of February 28, 2003, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser manages the assets of the Fund under the supervision of the Trust's Board of Trustees. The Adviser determines which securities and other instruments are purchased and sold for the Fund. The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the SEC. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

For the 2002 fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.84% of the average daily net assets of the Fund.

PORTFOLIO MANAGER

DAVID W. JELLISON, CFA, a Senior Vice President of the Adviser, is the portfolio manager for the Fund. Mr. Jellison is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jellison managed the Galaxy VIP Columbia Real Estate Equity Fund II, the predecessor to the Fund, since it began operations in March, 1998. Prior to joining the Adviser in 1992, Mr. Jellison was a Senior Research Associate for RCM Capital Management.

MIXED AND SHARED FUNDING

As described above, the Fund serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. The Fund may, from time to time, become a funding vehicle for VA contracts and/or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Adviser may elect not to invest in any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted in the Statement of Additional Information, approval by the Fund's shareholders is not required to change the Fund's investment goals, strategies or restrictions.

DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE POSITIONS

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment goals and could reduce the Fund's return and affect its performance during a market upswing.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years (or period if the Fund commenced operations less than five years ago) and includes the financial performance of shares of the Fund's predecessor fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. The information for the fiscal years ended December 31, 2002, 2001, 2000 and 1999 was audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated December 31, 2002. The information for the fiscal period ended December 31, 1998 was audited by the Fund's former independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES (a)

                                                                                                                Period Ended
                                                                            Year Ended December 31,             December 31,
                                                                   2002        2001        2000       1999        1998 (b)
Net Asset Value, Beginning of Period ($)                          10.11        9.96        8.08       8.78         10.00
                                                                  -----       -----       -----      -----         -----
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (c)                                       0.40        0.38        0.41       0.38          0.28
   Net realized and unrealized gain (loss) on investments         (0.14)       0.07        1.86      (0.74)        (1.24)
                                                                  -----       -----       -----      -----         -----
   Total from Investment Operations                                0.26        0.45        2.27      (0.36)        (0.96)
                                                                  -----       -----       -----      -----         -----
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.32)      (0.30)      (0.38)     (0.34)        (0.26)
   Distributions in excess of net investment income                  --          --       (0.01)        --            --
                                                                  -----       -----       -----      -----         -----

   Distributions from net realized capital gains                  (0.41)         --          --         --            --
   Total Distributions                                            (0.73)      (0.30)      (0.39)     (0.34)        (0.26)
                                                                  -----       -----       -----      -----         -----

Net increase (decrease) in net asset value                        (0.47)       0.15        1.88      (0.70)        (1.22)
                                                                  -----       -----       -----      -----         -----
Net Asset Value, End of Period (%)                                 9.64       10.11        9.96       8.08          8.78
                                                                  =====       =====       =====      =====         =====
Total Return (%)                                                   2.57        4.68       28.57      (4.13)        (9.57)(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                                979       1,112       1,092        983           784
Ratios to average net assets (%):
   Net investment income including reimbursement/waiver            3.68        3.81        4.39       4.84          4.62 (e)
   Operating expenses including reimbursement/waiver               1.78        1.70        1.70       1.70          1.70 (e)
   Operating expenses excluding reimbursement/waiver               7.63        5.99        5.76       5.91         10.49 (e)
Portfolio Turnover Rate (%)                                          98          54          41         33             3 (d)

(a) The information shown in this table relates to shares of the Galaxy VIP Real Estate Equity Fund II, the predecessor to the Fund.

(b)  The Fund commenced operations on March 3, 1998.

(c) Net investment income (loss) per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998 was $(0.24), $(0.05), $0.03, $0.05, and $(0.26), respectively.

(d)  Not annualized.

(e)  Annualized.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Fund issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUND CALCULATES NET ASSET VALUE

Each share price is its net asset value next determined. The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Fund values each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Fund values the security at the most recent quoted bid price. The Fund values each over-the-counter security or NASDAQ National Market System security as of the last sales price (or closing price reported by the NASDAQ National Market System, if different, as applicable) for that day. The Fund values other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Fund values long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when the Fund determines that the sale or bid price of the security does not reflect that security's market value, the Fund will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Fund may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of the Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including investment advisory and administrative fees). Income dividends for the Fund will be declared and distributed quarterly. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code. The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Fund also offers an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust: 811-07556

Columbia Real Estate Equity Fund, Variable Series

                                     [LIBERTYFUNDS LOGO]

                                     A MEMBER OF COLUMBIA MANAGEMENT GROUP

                                     (C) 2002 Liberty Funds Distributor, Inc.
                                     A Member of Columbia Management Group
                                     One Financial Center, Boston, MA 02111-2621
                                     800.426.3750 www.libertyfunds.com

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED APRIL 14, 2003

COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

CLASS B SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                      ****

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                      ****

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         NOT FDIC MAY LOSE VALUE
         INSURED  NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                                                                3

THE FUND                                                                                                                 4
This section discusses the following topics:
Investment Goals, Principal Investment Strategies,
Principal Investment Risks, Performance History, and Fees and Expenses
Columbia Real Estate Equity Fund, Variable Series.................................................................       4

TRUST MANAGEMENT ORGANIZATIONS                                                                                           8
The Trustees......................................................................................................       8
Investment Adviser................................................................................................       8
Portfolio Manager.................................................................................................       8
Rule 12b-1 Plan...................................................................................................       8
Mixed and Shared Funding..........................................................................................       8

OTHER INVESTMENT STRATEGIES AND RISKS                                                                                    9

FINANCIAL HIGHLIGHTS                                                                                                    10

SHAREHOLDER INFORMATION                                                                                                 11
Purchases and Redemptions.........................................................................................      11
How the Fund Calculates Net Asset Value...........................................................................      11
Dividends and Distributions.......................................................................................      11
Tax Consequences..................................................................................................      12
Other Class of Shares.............................................................................................      12

                                    THE TRUST

Liberty Variable Investment Trust (the "Trust") includes eleven separate mutual funds, each with its own investment goals and strategies. This prospectus contains information about the Columbia Real Estate Equity Fund, Variable Series (the "Fund"). Columbia Management Advisers, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston").

Other funds may be added and some funds may be eliminated from time to time. The Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class B shares.

The Fund is an investment option under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor (or principal underwriter) of the Fund is Liberty Funds Distributor, Inc. ("LFD"). LFD is a direct wholly owned subsidiary of the Adviser.

The prospectuses of the Participating Insurance Companies' separate accounts describe which funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUND

                COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks, with equal emphasis, capital appreciation and above-average current income by investing primarily in the equity securities of companies in the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities, primarily common stocks, of companies principally engaged in the real estate industry, primarily real estate investment trusts ("REITs"). The Fund invests primarily in the securities of U.S. companies.

In selecting portfolio securities for the Fund, the Adviser focuses on total return, with an emphasis on growth companies that offer both a strong balance sheet and a dividend yield exceeding that of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund's holdings are diversified across several geographic regions and types of real estate.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goals.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

REAL ESTATE SECURITIES GENERALLY. Although the Fund will not invest in real estate directly, it may be subject to risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws, changes in neighborhood values, and changes in interest rates. These risks may be more significant to the extent that the Fund's investments are concentrated in a particular geographic region.

CONCENTRATION RISK. Because the Fund normally invests at least 80% of its assets in companies principally engaged in the real estate industry, it will be significantly more vulnerable to factors adversely affecting that industry than funds that invest in a broader range of industries.

THE FUND  COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

REITS are also subject to the risks associated with direct ownership of real estate. Generally, an increase in interest rates will decrease the value of debt securities and increase the cost of obtaining financing, which could decrease the value of a REIT's investments. Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified and are subject to heavy cash flow dependency and defaults of borrowers. In addition, because REITs pay dividends to their shareholders based upon available funds from operations, it is quite common for a portion of these dividends to be designated as a return of capital. Since the Fund includes dividends from REITs in its distributions to shareholders, a portion of the Fund's dividends may also be designated as a return of capital. As long as your VA contract or VLI policy qualifies as an annuity contract under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), you will not be affected by the designation of a dividend as a return of capital or otherwise.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND  COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class B shares. The performance table following the bar chart shows how the Fund's average annual returns for Class B shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the National Association of Real Estate Investment Trusts Index ("NAREIT Index"), an unmanaged index of all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ, which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The Fund's returns are also compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely-held common stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS B)(1)

[BAR CHART]

1999          -4.13%
2000          28.57%
2001           4.68%
2002           2.57%

For period shown in bar chart:
Best quarter:  2nd quarter 2000, +10.64%
Worst quarter:  3rd quarter 2002, -10.52%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002(1)

                                                           LIFE OF THE
                                              1 YEAR           FUND
Class B (%)                                     2.57          3.79
----------------------------------------------------------------------
NAREIT Index (%)                                3.81          3.90(2)
----------------------------------------------------------------------
S&P 500 Index (%)                             -22.09         -2.24(2)

(1) The returns shown include the returns of shares of the Galaxy VIP Columbia Real Estate Equity Fund II, the predecessor to the Fund, for periods prior to the date of this prospectus. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between the predecessor shares and Class B shares. If differences in expenses had been reflected, the returns shown would have been lower. Class B shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities. Shares of the predecessor fund were initially offered on March 3, 1998.

(2)   Performance information is from February 28, 1998.

THE FUND COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                             CLASS B(3)
Management fee(4)(%)                                            0.84
----------------------------------------------------------------------
Distribution and service (12b-1) fee(%)                         0.25
----------------------------------------------------------------------
Other expenses(%)                                               6.79
----------------------------------------------------------------------
Total annual fund operating expenses(%)                         7.88
----------------------------------------------------------------------
Waiver/reimbursement(5)(%)                                      6.43
----------------------------------------------------------------------
Net expenses(5)(%)                                              1.45
----------------------------------------------------------------------

(3) Expenses shown for Class B shares are estimates based on the corresponding expenses of the shares of the Galaxy VIP Columbia Real Estate Equity Fund II for the last fiscal year.

(4) The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(5) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 1.45% for Class B shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 5 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

      -     $10,000 initial investment

      -     5% total return for each year

      -     Fund operating expenses remain the same

      -     Reinvestment of all dividends and distributions

                   1 YEAR       3 YEARS       5 YEARS      10 YEARS
                   ------       -------       -------      --------
-------------------------------------------------------------------
Class B            $ 148        $ 1,733       $ 3,228       $ 6,605

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information for the Trustees.

INVESTMENT ADVISER

COLUMBIA MANAGEMENT ADVISERS, INC., located at 100 Federal Street, Boston, Massachusetts 02110, is the investment adviser to the Fund. The Adviser is a direct wholly owned subsidiary of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. The Adviser, a registered investment adviser, has been an investment adviser since 1969.

On April 1, 2003, several advisory subsidiaries of Columbia merged with and into the Adviser (which previously had been known as Columbia Management Company). As of February 28, 2003, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser manages the assets of the Fund under the supervision of the Trust's Board of Trustees. The Adviser determines which securities and other instruments are purchased and sold for the Fund. The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the SEC. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

For the 2002 fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.84% of the average daily net assets of the Fund.

PORTFOLIO MANAGER

DAVID W. JELLISON, CFA, a Senior Vice President of the Adviser, is the portfolio manager for the Fund. Mr. Jellison is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Jellison managed the Galaxy VIP Columbia Real Estate Equity Fund II, the predecessor to the Fund, since it began operations in March, 1998. Prior to joining the Adviser in 1992, Mr. Jellison was a Senior Research Associate for RCM Capital Management.

RULE 12B-1 PLAN

The Fund has adopted a plan under Rule 12b-1 that permits it to pay LFD marketing and other fees to support the sale and distribution of Class B shares. The annual distribution fee may equal up to 0.25% of average daily net assets for Class B shares. Distribution fees are paid out of the assets attributable to the Class B shares.

Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

MIXED AND SHARED FUNDING

As described above, the Fund serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. The Fund may, from time to time, become a funding vehicle for VA contracts and/or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Adviser may elect not to invest in any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted in the Statement of Additional Information, approval by the Fund's shareholders is not required to change the Fund's investment goals, strategies or restrictions.

DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE POSITIONS

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment goals and could reduce the Fund's return and affect its performance during a market upswing.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years (or period if the Fund commenced operations less than five years ago) and includes the financial performance of shares of the Fund's predecessor fund for periods prior to the date of this prospectus. Performance and expense information shown has not been adjusted to reflect distribution (12b-1) fees applicable to Class B shares. If such fees had been reflected, the performance shown would have been lower and the expenses shown would have been higher. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. The information for the fiscal years ended December 31, 2002, 2001, 2000 and 1999 was audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated December 31, 2002. The information for the fiscal period ended December 31, 1998 was audited by the Fund's former independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLUMBIA REAL ESTATE EQUITY FUND, VARIABLE SERIES (a)                                                          Period Ended
                                                                       Year Ended December 31,                 December 31,
                                                                  2002         2001       2000        1999        1998 (b)
Net Asset Value, Beginning of Period ($)                          10.11         9.96       8.08        8.78          10.00
                                                                 ------      -------    -------     -------      ---------
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (c)                                       0.40         0.38       0.41        0.38           0.28
   Net realized and unrealized gain (loss) on investments         (0.14)        0.07       1.86       (0.74)         (1.24)
                                                                 ------      -------    -------     -------      ---------
   Total from Investment Operations                                0.26         0.45       2.27       (0.36)         (0.96)
                                                                 ------      -------    -------     -------      ---------
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.32)       (0.30)     (0.38)      (0.34)         (0.26)
   Distributions in excess of net investment income                  --           --      (0.01)         --             --
                                                                 ------      -------    -------     -------      ---------
   Distributions from net realized capital gains                  (0.41)          --         --          --             --
   Total Distributions                                            (0.73)       (0.30)     (0.39)      (0.34)         (0.26)
                                                                 ------      -------    -------     -------      ---------
Net increase (decrease) in net asset value                        (0.47)        0.15       1.88       (0.70)         (1.22)
                                                                 ------      -------    -------     -------      ---------
Net Asset Value, End of Period (%)                                 9.64        10.11       9.96        8.08           8.78
                                                                 ======      =======    =======     =======      =========
Total Return (%)                                                   2.57         4.68      28.57       (4.13)         (9.57)(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                                979        1,112      1,092         983            784
Ratios to average net assets (%):
   Net investment income including reimbursement/waiver            3.68         3.81       4.39        4.84           4.62(e)
   Operating expenses including reimbursement/waiver               1.78         1.70       1.70        1.70           1.70(e)
   Operating expenses excluding reimbursement/waiver               7.63         5.99       5.76        5.91          10.49(e)
Portfolio Turnover Rate (%)                                          98           54         41          33              3(d)

(a) The information shown in this table relates to shares of the Galaxy VIP Real Estate Equity Fund II, the predecessor to the Fund.

(b)   The Fund commenced operations on March 3, 1998.

(c) Net investment income (loss) per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998 was $(0.24), $(0.05), $0.03, $0.05, and $(0.26), respectively.

(d)   Not annualized.

(e)   Annualized.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Fund issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUND CALCULATES NET ASSET VALUE

Each share price is its net asset value next determined. The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Fund values each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Fund values the security at the most recent quoted bid price. The Fund values each over-the-counter security or NASDAQ National Market System security as of the last sales price (or closing price reported by the NASDAQ National Market System, if different, as applicable) for that day. The Fund values other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Fund values long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when the Fund determines that the sale or bid price of the security does not reflect that security's market value, the Fund will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Fund may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of the Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including investment advisory and administrative fees). Income dividends for the Fund will be declared and distributed quarterly. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code. The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Fund also offers an additional class of shares, Class A shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Columbia Real Estate Equity Fund, Variable Series

                                      [LIBERTYFUNDS LOGO]

                                      A MEMBER OF COLUMBIA MANAGEMENT GROUP

                                      (C)2002 Liberty Funds Disributor, Inc.
                                      A Member of Columbia Management Group
                                      One Financial Center, Boston,MA 02111-2621
                                      800.426.3750 www.libertyfunds.com

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED APRIL 14, 2003

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

CLASS B SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         NOT FDIC       MAY LOSE VALUE
         INSURED      NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                                                                3

THE FUND                                                                                                                 4
This section discusses the following topics:
Investment Goals, Principal Investment Strategies,
Principal Investment Risks, Performance History, and Fees and Expenses
Columbia High Yield Fund, Variable Series............................................................................    4

TRUST MANAGEMENT ORGANIZATIONS                                                                                           8
The Trustees.........................................................................................................    8
Investment Adviser...................................................................................................    8
Portfolio Managers...................................................................................................    8
Rule 12b-1 Plan......................................................................................................    8
Mixed and Shared Funding.............................................................................................    9

OTHER INVESTMENT STRATEGIES AND RISKS                                                                                   10

FINANCIAL HIGHLIGHTS                                                                                                    11

SHAREHOLDER INFORMATION                                                                                                 12
Purchases and Redemptions............................................................................................   12
How the Fund Calculates Net Asset Value..............................................................................   12
Dividends and Distributions..........................................................................................   12
Tax Consequences.....................................................................................................   13
Other Class of Shares................................................................................................   13

                                    THE TRUST

Liberty Variable Investment Trust (the "Trust") includes eleven separate mutual funds, each with its own investment goals and strategies. This prospectus contains information about the Columbia High Yield Fund, Variable Series (the "Fund"). Columbia Management Advisers, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston").

Other funds may be added and some funds may be eliminated from time to time. The Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class B shares.

The Fund is an investment option under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor (or principal underwriter) of the Fund is Liberty Funds Distributor, Inc. ("LFD"). LFD is a direct wholly owned subsidiary of the Adviser.

The prospectuses of the Participating Insurance Companies' separate accounts describe which funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUND

                    COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks a high level of current income by investing primarily in lower-rated fixed income securities. Capital appreciation is a secondary objective when consistent with the goal of high current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds, debentures and notes, that are rated below investment grade, i.e., BB or lower by Standard & Poor's ("S&P"), Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or unrated securities which the Adviser has determined to be of comparable quality. Such lower rated securities are commonly referred to as "junk bonds." The Fund invests primarily in lower-rated securities that are considered to be "upper tier," which means securities that are rated BB or B by S&P or Ba or B by Moody's. No more than 10% of the Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.

While credit ratings are an important factor in evaluating lower-rated securities, the Adviser also considers a variety of other factors when selecting portfolio securities for the Fund. These factors may include the issuer's experience and managerial strength, its changing financial condition, its borrowing requirements and debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Because of the number of considerations involved in investing in lower-rated debt securities, the success of the Fund in achieving its investment goals may be more dependent upon the Adviser's credit analysis than would be the case if the Fund invested in higher-quality debt securities.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goals.

The Fund may trade its investments frequently in trying to achieve its investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

INTEREST RATE RISK is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

CREDIT RISK. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

THE FUND COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

LOWER-RATED DEBT SECURITIES, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

FREQUENT TRADING RISK. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

PERFORMANCE HISTORY
The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class B shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class B shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the Merrill Lynch U.S. High Yield, Cash Pay Index ("Merrill Lynch Index"), an unmanaged index of non-investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS B)(1)

[BAR CHART]

1999          0.56%
2000          3.66%
2001          6.18%
2002          2.74%

For period shown in bar chart:
Best quarter: 1st quarter 2001, +4.60%
Worst quarter: 3rd quarter 1999, -1.71%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (1)

                                                          LIFE OF THE
                                              1 YEAR         FUND
Class B (%)                                    2.74          4.67
---------------------------------------------------------------------
Merrill Lynch Index (%)                       -1.14          0.72(2)

(1) The returns shown include the returns of shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, for periods prior to the date of this prospectus. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between the predecessor shares and Class B shares. If differences in expenses had been reflected, the returns shown would have been lower. Class B shares generally would have had substantially similar returns because they would have been invested in the same portfolio of securities. Shares of the predecessor fund were initially offered on March 3, 1998.

(2)   Performance information is from April 1, 1998.

THE FUND COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees, 12b-1 fees and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

---------------------------------------------------------------------------------
                                                                       CLASS B(3)
---------------------------------------------------------------------------------
Management fee (4) (%)                                                   0.69
---------------------------------------------------------------------------------
Distribution and service (12b-1) fee (%)                                 0.25
---------------------------------------------------------------------------------
Other expenses (%)                                                       2.68
---------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                 3.62
---------------------------------------------------------------------------------
Waiver/reimbursement (5) (%)                                             2.67
---------------------------------------------------------------------------------
Net expenses (5) (%)                                                     0.95
---------------------------------------------------------------------------------

(3) Expenses shown for Class B shares are estimates based on the corresponding expenses of the shares of the Galaxy VIP Columbia High Yield Fund II for the last fiscal year.

(4) The Fund pays a management fee of 0.60% and an administrative fee of 0.09%.

(5) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 0.95% for Class B shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 5 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

      -        $10,000 initial investment

      -        5% total return for each year

      -        Fund operating expenses remain the same

      -        Reinvestment of all dividends and distributions

                               1 YEAR               3 YEARS              5 YEARS              10 YEARS
------------------------------------------------------------------------------------------------------
Class B                         $ 97                 $ 861               $ 1,646              $  3,705

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information for the Trustees.

INVESTMENT ADVISER

COLUMBIA MANAGEMENT ADVISERS, INC., located at 100 Federal Street, Boston, Massachusetts 02110, is the investment adviser to the Fund. The Adviser is a direct wholly owned subsidiary of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. The Adviser, a registered investment adviser, has been an investment adviser since 1969.

On April 1, 2003, several advisory subsidiaries of Columbia merged with and into the Adviser (which previously had been known as Columbia Management Company). As of February 28, 2003, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser manages the assets of the Fund under the supervision of the Trust's Board of Trustees. The Adviser determines which securities and other instruments are purchased and sold for the Fund. The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the SEC. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

For the 2002 fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.69% of the average daily net assets of the Fund.

PORTFOLIO MANAGERS

JEFFREY L. RIPPEY, CFA, a Vice President of the Adviser, is a co-manager of the Fund. Mr. Rippey managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, since it began operations in March, 1998. Mr. Rippey, along with Mr. Havnaer, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Rippey has been with the Adviser and its predecessors since 1981.

KURT M. HAVNAER, CFA, a Vice President of the Adviser, is a co-manager of the Fund. Mr. Havnaer co-managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, since September, 2000. Mr. Havnaer, along with Mr. Rippey, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Prior to joining the Adviser in 1996, Mr. Havnaer worked as a Portfolio Manager, Analyst and Trader for SAFECO Asset Management Company.

RULE 12b-1 PLAN

The Fund has adopted a plan under Rule 12b-1 that permits it to pay LFD marketing and other fees to support the sale and distribution of Class B shares. The annual distribution fee may equal up to 0.25% of average daily net assets for Class B shares. Distribution fees are paid out of the assets attributable to the Class B shares.

Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

TRUST MANAGEMENT ORGANIZATIONS

MIXED AND SHARED FUNDING

As described above, the Fund serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. The Fund may, from time to time, become a funding vehicle for VA contracts and/or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Adviser may elect not to invest in any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted in the Statement of Additional Information, approval by the Fund's shareholders is not required to change the Fund's investment goals, strategies or restrictions.

DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE POSITIONS

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment goals and could reduce the Fund's return and affect its performance during a market upswing.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years (or period if the Fund commenced operations less than five years ago) and includes the financial performance of shares of the Fund's predecessor fund for periods prior to the date of this prospectus. Performance and expense information shown has not been adjusted to reflect distribution (12b-1) fees applicable to Class B shares. If such fees had been reflected, the performance shown would have been lower and the expenses shown would have been higher. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. The information for the fiscal years ended December 31, 2002, 2001, 2000 and 1999 was audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated December 31, 2002. The information for the fiscal period ended December 31, 1998 was audited by the Fund's former independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES (a)

                                                                                                               Period Ended
                                                                         Year Ended December 31,               December 31,
                                                                   2002         2001      2000     1999           1998(b)
Net Asset Value, Beginning of Period ($)                           9.29         9.35      9.70    10.36           10.00
                                                                  -----        -----     -----    -----           -----
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (c)(d)                                    0.59         0.64      0.69     0.70            0.49
   Net realized and unrealized gain (loss) on
   investments (d)                                                (0.35)       (0.07)    (0.35)   (0.65)           0.45
                                                                  -----        -----     -----    -----           -----
   Total from Investment Operations                                0.24         0.57      0.34     0.05            0.94
                                                                  -----        -----     -----    -----           -----
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.57)       (0.63)    (0.69)   (0.70)          (0.49)
   Distributions from net realized capital gains                     --           --        --    (0.01)          (0.09)
                                                                  -----        -----     -----    -----           -----
   Total Distributions                                            (0.57)       (0.63)    (0.69)   (0.71)          (0.58)
                                                                  -----        -----     -----    -----           -----
Net increase (decrease) in net asset value                        (0.33)       (0.06)    (0.35)   (0.66)           0.36
                                                                  -----        -----     -----    -----           -----
Net Asset Value, End of Period                                     8.96         9.29      9.35     9.70           10.36
                                                                  =====        =====     =====    =====           =====
Total Return (%)                                                   2.74         6.18      3.66     0.56            9.61(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)($)                               2,197        2,421     2,188    2,403           2,454
Ratios to average net assets(%):
   Net investment income including reimbursement/waiver(d)         6.46         6.89      7.29     7.00            6.18(f)
   Operating expenses including reimbursement/waiver               1.68         1.60      1.60     1.60            1.60(f)
   Operating expenses excluding reimbursement/waiver               3.36         3.23      3.18     2.89            4.25(f)
Portfolio Turnover Rate(%)                                           49           54        46       35              89(e)

(a) The information shown in this table relates to shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund.

(b) The Galaxy VIP Columbia High Yield Fund II commenced operations on March 3, 1998.

(c) Net investment income per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998 was $0.43, $0.47, $0.54, $0.57 and $0.28, respectively.

(d) The Galaxy VIP Columbia High Yield Fund II adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the year ended December 31, 2001 (which is reflected in the amounts shown above) on the net investment income per share, the net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $0.01, $(0.01), and 0.25%, respectively.

(e)  Not annualized.

(f)  Annualized.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Fund issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUND CALCULATES NET ASSET VALUE

Each share price is its net asset value next determined. The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Fund values each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Fund values the security at the most recent quoted bid price. The Fund values each over-the-counter security or NASDAQ National Market System security as of the last sales price (or closing price reported by the NASDAQ National Market System, if different, as applicable) for that day. The Fund values other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Fund values long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when the Fund determines that the sale or bid price of the security does not reflect that security's market value, the Fund will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Fund may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of the Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including investment advisory and administrative fees). Income dividends for the Fund will be declared daily and distributed monthly. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Fund also offers an additional class of shares, Class A shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust: 811-07556

Columbia High Yield Fund, Variable Series

                                     [LIBERTYFUNDS LOGO]

                                     A MEMBER OF COLUMBIA MANAGEMENT GROUP

                                     (C)2002 Liberty Funds Disributor, Inc.
                                     A Member of Columbia Management Group
                                     One Financial Center, Boston, MA 02111-2621
                                     800.426.3750 www.libertyfunds.com

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED APRIL 14, 2003

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

CLASS A SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         NOT FDIC      MAY LOSE VALUE
         INSURED       NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                                                                 3

THE FUND                                                                                                                  4
This section discusses the following topics: Investment Goals, Principal Investment Strategies,
Principal Investment Risks, Performance History, and Fees and Expenses
Columbia High Yield Fund, Variable Series............................................................................     4

TRUST MANAGEMENT ORGANIZATIONS                                                                                            8
The Trustees.........................................................................................................     8
Investment Adviser...................................................................................................     8
Portfolio Managers...................................................................................................     8
Mixed and Shared Funding.............................................................................................     8

OTHER INVESTMENT STRATEGIES AND RISKS                                                                                     9

FINANCIAL HIGHLIGHTS                                                                                                     10

SHAREHOLDER INFORMATION                                                                                                  11
Purchases and Redemptions............................................................................................    11
How the Fund Calculates Net Asset Value..............................................................................    11
Dividends and Distributions..........................................................................................    11
Tax Consequences.....................................................................................................    12
Other Class of Shares................................................................................................    12

                                    THE TRUST

Liberty Variable Investment Trust (the "Trust") includes eleven separate mutual funds, each with its own investment goals and strategies. This prospectus contains information about the Columbia High Yield Fund, Variable Series (the "Fund"). Columbia Management Advisers, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston").

Other funds may be added and some funds may be eliminated from time to time. The Fund offers two classes of shares - Class A and Class B shares. Each share class has its own expense structure. This prospectus contains only Class A shares.

The Fund is an investment option under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor (or principal underwriter) of the Fund is Liberty Funds Distributor, Inc. ("LFD"). LFD is a direct wholly owned subsidiary of the Adviser.

The prospectuses of the Participating Insurance Companies' separate accounts describe which funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUND

                    COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks a high level of current income by investing primarily in lower-rated fixed income securities. Capital appreciation is a secondary objective when consistent with the goal of high current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds, debentures and notes, that are rated below investment grade, i.e., BB or lower by Standard & Poor's ("S&P"), Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or unrated securities which the Adviser has determined to be of comparable quality. Such lower rated securities are commonly referred to as "junk bonds." The Fund invests primarily in lower-rated securities that are considered to be "upper tier," which means securities that are rated BB or B by S&P or Ba or B by Moody's. No more than 10% of the Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.

While credit ratings are an important factor in evaluating lower-rated securities, the Adviser also considers a variety of other factors when selecting portfolio securities for the Fund. These factors may include the issuer's experience and managerial strength, its changing financial condition, its borrowing requirements and debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Because of the number of considerations involved in investing in lower-rated debt securities, the success of the Fund in achieving its investment goals may be more dependent upon the Adviser's credit analysis than would be the case if the Fund invested in higher-quality debt securities.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goals.

The Fund may trade its investments frequently in trying to achieve its investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

INTEREST RATE RISK is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

CREDIT RISK. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

THE FUND COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

LOWER-RATED DEBT SECURITIES, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

FREQUENT TRADING RISK. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the Merrill Lynch U.S. High Yield, Cash Pay Index ("Merrill Lynch Index"), an unmanaged index of non-investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (1)

[BAR CHART]

1999           0.56%
2000           3.66%
2001           6.18%
2002           2.74%

For period shown in bar chart:
Best quarter: 1st quarter 2001, +4.60%
Worst quarter: 3rd quarter 1999, -1.71%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (1)

                                                     LIFE OF THE
                                            1 YEAR       FUND
Class A (%)                                  2.74        4.67
----------------------------------------------------------------
Merrill Lynch Index (%)                     -1.14        0.72(2)

(1) The returns shown include the returns of shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the fund, for periods prior to the date of this prospectus. Shares of the predecessor fund were initially offered on March 3, 1998.

(2)  Performance information is from April 1, 1998.

THE FUND COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                                      CLASS A
-----------------------------------------------------------------------------
Management fee (3) (%)                                                  0.69
-----------------------------------------------------------------------------
Distribution and service (12b-1) fee (%)                                0.00
-----------------------------------------------------------------------------
Other expenses (%)                                                      2.68
-----------------------------------------------------------------------------
Total annual fund operating expenses (%)                                3.37
-----------------------------------------------------------------------------
Waiver/reimbursement (4) (%)                                            2.48
-----------------------------------------------------------------------------
Net expenses (4) (%)                                                    0.89
-----------------------------------------------------------------------------

(3)  The Fund pays a management fee of 0.60% and an administrative fee of 0.09%.

(4) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 0.89% for Class A shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 4 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

     -     $10,000 initial investment

     -     5% total return for each year

     -     Fund operating expenses remain the same

     -     Reinvestment of all dividends and distributions

                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                     ------  -------  -------  --------
Class A               $ 91    $ 804   $ 1,541   $ 3,490

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information for the Trustees.

INVESTMENT ADVISER

COLUMBIA MANAGEMENT ADVISERS, INC., located at 100 Federal Street, Boston, Massachusetts 02110, is the investment adviser to the Fund. The Adviser is a direct wholly owned subsidiary of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. The Adviser, a registered investment adviser, has been an investment adviser since 1969.

On April 1, 2003, several advisory subsidiaries of Columbia merged with and into the Adviser (which previously had been known as Columbia Management Company). As of February 28, 2003, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser manages the assets of the Fund under the supervision of the Trust's Board of Trustees. The Adviser determines which securities and other instruments are purchased and sold for the Fund. The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Fund, to the extent permitted by law or by order of the SEC. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

For the 2002 fiscal year, aggregate advisory fees paid to the Adviser by the Fund amounted to 0.69% of the average daily net assets of the Fund.

PORTFOLIO MANAGERS

JEFFREY L. RIPPEY, CFA, a Vice President of the Adviser, is a co-manager of the Fund. Mr. Rippey managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, since it began operations in March, 1998. Mr. Rippey, along with Mr. Havnaer, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Rippey has been with the Adviser and its predecessors since 1981.

KURT M. HAVNAER, CFA, a Vice President of the Adviser, is a co-manager of the Fund. Mr. Havnaer co-managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, since September, 2000. Mr. Havnaer, along with Mr. Rippey, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Prior to joining the Adviser in 1996, Mr. Havnaer worked as a Portfolio Manager, Analyst and Trader for SAFECO Asset Management Company.

MIXED AND SHARED FUNDING

As described above, the Fund serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. The Fund may, from time to time, become a funding vehicle for VA contracts and/or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goals, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Adviser may elect not to invest in any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted in the Statement of Additional Information, approval by the Fund's shareholders is not required to change the Fund's investment goals, strategies or restrictions.

DERIVATIVE STRATEGIES

The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE POSITIONS

The Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent the Fund from achieving its investment goals and could reduce the Fund's return and affect its performance during a market upswing.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years (or period if the Fund commenced operations less than five years ago) and includes the financial performance of shares of the Fund's predecessor fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. The information for the fiscal years ended December 31, 2002, 2001, 2000 and 1999 was audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated December 31, 2002. The information for the fiscal period ended December 31, 1998 was audited by the Fund's former independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES (a)

                                                                                                              Period Ended
                                                                        Year Ended December 31,               December 31,
                                                                   2002       2001      2000      1999          1998 (b)
Net Asset Value, Beginning of Period ($)                           9.29       9.35      9.70     10.36            10.00
                                                                  -----      -----     -----     -----           ------
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (c)(d)                                    0.59       0.64      0.69      0.70             0.49
   Net realized and unrealized gain (loss) on
   investments (d)                                                (0.35)     (0.07)    (0.35)    (0.65)            0.45
                                                                  -----      -----     -----     -----           ------
   Total from Investment Operations                                0.24       0.57      0.34      0.05             0.94
                                                                  -----      -----     -----     -----           ------
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                       (0.57)     (0.63)    (0.69)    (0.70)           (0.49)
   Distributions from net realized capital gains                     --         --        --     (0.01)           (0.09)
                                                                  -----      -----     -----     -----           ------
   Total Distributions                                            (0.57)     (0.63)    (0.69)    (0.71)           (0.58)
                                                                  -----      -----     -----     -----           ------
Net increase (decrease) in net asset value                        (0.33)     (0.06)    (0.35)    (0.66)            0.36
                                                                  -----      -----     -----     -----           ------
Net Asset Value, End of Period                                     8.96       9.29      9.35      9.70            10.36
                                                                  =====      =====     =====     =====           ======
Total Return (%)                                                   2.74       6.18      3.66      0.56             9.61(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                              2,197      2,421     2,188     2,403            2,454
Ratios to average net assets (%):
   Net investment income including reimbursement/waiver (d)        6.46       6.89      7.29      7.00             6.18(f)
   Operating expenses including reimbursement/waiver               1.68       1.60      1.60      1.60             1.60(f)
   Operating expenses excluding reimbursement/waiver               3.36       3.23      3.18      2.89             4.25(f)
Portfolio Turnover Rate (%)                                          49         54        46        35               89(e)

(a) The information shown in this table relates to shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund.

(b) The Galaxy VIP Columbia High Yield Fund II commenced operations on March 3, 1998.

(c) Net investment income per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998 was $0.43, $0.47, $0.54, $0.57 and $0.28, respectively.

(d) The Galaxy VIP Columbia High Yield Fund II adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the year ended December 31, 2001 (which is reflected in the amounts shown above) on the net investment income per share, the net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $0.01, $(0.01), and 0.25%, respectively.

(e)  Not annualized.

(f)  Annualized.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Fund issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUND CALCULATES NET ASSET VALUE

Each share price is its net asset value next determined. The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Fund values each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Fund values the security at the most recent quoted bid price. The Fund values each over-the-counter security or NASDAQ National Market System security as of the last sales price (or closing price reported by the NASDAQ National Market System, if different, as applicable) for that day. The Fund values other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Fund values long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when the Fund determines that the sale or bid price of the security does not reflect that security's market value, the Fund will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Fund may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of the Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including investment advisory and administrative fees). Income dividends for the Fund will be declared daily and distributed monthly. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

The Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, the Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, the Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Fund also offers an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust: 811-07556

Columbia High Yield Fund, Variable Series

                                [LIBERTYFUNDS LOGO]

                                A MEMBER OF COLUMBIA MANAGEMENT GROUP

                                (C)2002 Liberty Funds Distributor, Inc.
                                A Member of Columbia Management Group
                                One Financial Center, Boston, MA 02111-2621
                                800.426.3750 www.libertyfunds.com

                        LIBERTY VARIABLE INVESTMENT TRUST

PROSPECTUS DATED APRIL 14, 2003

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES
LIBERTY EQUITY FUND, VARIABLE SERIES

CLASS A SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                     * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                     * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         NOT FDIC     MAY LOSE VALUE
         INSURED     NO BANK GUARANTEE

                                TABLE OF CONTENTS

THE TRUST                                                                                        3

THE FUNDS                                                                                        4
Each of these sections discusses the following topics:
Investment Goal(s), Principal Investment Strategies,
Principal Investment Risks, Performance History, and Fees and Expenses
Columbia High Yield Fund, Variable Series..................................................      4
Liberty Equity Fund, Variable Series.......................................................      8

TRUST MANAGEMENT ORGANIZATIONS                                                                  12
The Trustees...............................................................................     12
Investment Adviser.........................................................................     12
Portfolio Managers.........................................................................     12
Mixed and Shared Funding...................................................................     13

OTHER INVESTMENT STRATEGIES AND RISKS                                                           14

FINANCIAL HIGHLIGHTS                                                                            15

SHAREHOLDER INFORMATION                                                                         17
Purchases and Redemptions..................................................................     17
How the Funds Calculate Net Asset Value....................................................     17
Dividends and Distributions................................................................     17
Tax Consequences...........................................................................     18
Other Class of Shares......................................................................     18

                                    THE TRUST

Liberty Variable Investment Trust (the "Trust") includes eleven separate mutual funds (each a "Fund" and collectively, the "Funds"), each with its own investment goals and strategies. This prospectus contains information about the following Funds: Columbia High Yield Fund, Variable Series ("Columbia High Yield Fund") and Liberty Equity Fund, Variable Series ("Equity Fund"). Columbia Management Advisers, Inc. (the "Adviser") is the investment adviser to the Funds. The Adviser is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("Columbia"), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston").

Other Funds may be added and some Funds may be eliminated from time to time. Each Fund offers two classes of shares - Class A and Class B shares. Each share-class has its own expense structure. This prospectus contains only Class A shares.

The Funds are investment options under variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") issued by life insurance companies ("Participating Insurance Companies"). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The distributor (or principal underwriter) of the Funds is Liberty Funds Distributor, Inc. ("LFD"). LFD is a direct wholly owned subsidiary of the Adviser.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy of those prospectuses.

                                    THE FUNDS

                    COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

INVESTMENT GOALS

The Fund seeks a high level of current income by investing primarily in lower-rated fixed income securities. Capital appreciation is a secondary objective when consistent with the goal of high current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yielding corporate debt securities, such as bonds, debentures and notes, that are rated below investment grade, i.e., BB or lower by Standard & Poor's ("S&P"), Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or unrated securities which the Adviser has determined to be of comparable quality. Such lower rated securities are commonly referred to as "junk bonds." The Fund invests primarily in lower-rated securities that are considered to be "upper tier," which means securities that are rated BB or B by S&P or Ba or B by Moody's. No more than 10% of the Fund's total assets will normally be invested in securities rated CCC or lower by S&P or Caa or lower by Moody's.

While credit ratings are an important factor in evaluating lower-rated securities, the Adviser also considers a variety of other factors when selecting portfolio securities for the Fund. These factors may include the issuer's experience and managerial strength, its changing financial condition, its borrowing requirements and debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. Because of the number of considerations involved in investing in lower-rated debt securities, the success of the Fund in achieving its investment goals may be more dependent upon the Adviser's credit analysis than would be the case if the Fund invested in higher-quality debt securities.

The Fund's average weighted maturity will vary from time to time depending on current market conditions and the Adviser's assessment of probable changes in interest rates.

The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goals.

The Fund may trade its investments frequently in trying to achieve its investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

INTEREST RATE RISK is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

CREDIT RISK. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall.

THE FUNDS   COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

LOWER-RATED DEBT SECURITIES, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

FREQUENT TRADING RISK. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the Merrill Lynch U.S. High Yield, Cash Pay Index ("Merrill Lynch Index"), an unmanaged index of non-investment-grade corporate bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (1)

[BAR CHART]

1999     0.56%
2000     3.56%
2001     6.18%
2002     2.47%

For period shown in bar chart:
Best quarter:  1st quarter 2001, +4.60%
Worst quarter:  3rd quarter 1999, -1.71%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002 (1)

                                              1 YEAR      LIFE OF THE
                                                              FUND
Class A (%)                                    2.74          4.67
------------------------------------------  ------------  -----------
Merrill Lynch Index (%)                       -1.14          0.72(2)

(1) The returns shown include the returns of shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Fund, for periods prior to the date of this prospectus. Shares of the predecessor fund were initially offered on March 3, 1998.

(2)  Performance information is from April 1, 1998.

THE FUNDS COLUMBIA HIGH YIELD FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

--------------------------------------------------------------------------
                                                                   CLASS A
--------------------------------------------------------------------------
Management fee(3)(%)                                                 0.69
--------------------------------------------------------------------------
Distribution and service (12b-1) fee(%)                              0.00
--------------------------------------------------------------------------
Other expenses(%)                                                    2.68
--------------------------------------------------------------------------
Total annual fund operating expenses(%)                              3.37
--------------------------------------------------------------------------
Waiver/reimbursement(4)(%)                                           2.48
--------------------------------------------------------------------------
Net expenses(4)(%)                                                   0.89
--------------------------------------------------------------------------

(3)  The Fund pays a management fee of 0.60% and an administrative fee of 0.09%.

(4) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 0.89% for Class A shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 4 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

         -        $10,000 initial investment

         -        5% total return for each year

         -        Fund operating expenses remain the same

         -        Reinvestment of all dividends and distributions

                               1 YEAR               3 YEARS              5 YEARS              10 YEARS
                               ------               -------              -------              --------
Class A                         $ 91                 $ 804               $ 1,541               $ 3,490

                      LIBERTY EQUITY FUND, VARIABLE SERIES

INVESTMENT GOAL

The Fund seeks long-term growth by investing in companies that the Adviser believes have above-average earnings potential.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly diversified portfolio of equity securities issued by U.S. companies, primarily common stocks and securities that can be converted into common stocks.

The Fund invests mainly in companies which the Adviser believes will have faster earnings growth than the economy in general. The Adviser looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. The Adviser seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years.

From time to time, the Fund may emphasize particular market sectors, such as financial services, health care and technology, in attempting to achieve its investment goal.

The Fund may sell a security when there is an adverse change in the projected earnings growth of the company issuing the security. A security may also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, the Adviser believes that holding the security is no longer consistent with the Fund's investment goal.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT

RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

MANAGEMENT RISK means that the Adviser's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

THE FUNDS  LIBERTY EQUITY FUND, VARIABLE SERIES

The Fund's investments in CONVERTIBLE SECURITIES (securities that can be converted into common stock), such as certain debt securities and preferred stock, make it subject to the usual risks associated with fixed income investments, such as INTEREST RATE RISK, the risk of a change in the price of a bond when prevailing interest rates increase or decline, and CREDIT RISK, the risk that an issuer cannot meet its payment obligations or that its credit rating will be lowered. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk and equity risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS  LIBERTY EQUITY FUND, VARIABLE SERIES

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's returns are compared to the S&P 500 Index, an unmanaged index that tracks the performance of 500 widely-held common stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A) (5)

[BAR CHART]

1994        3.47%
1995       26.75%
1996       21.49%
1997       27.74%
1998       23.52%
1999       27.18%
2000       -1.82%
2001      -18.17%
2002      -27.64%

For period shown in bar chart:
Best quarter: 4th quarter 1998, +147.59%
Worst quarter: 3rd quarter 2002, -54.91%

AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2002(5)

                                             1 YEAR        5 YEARS    LIFE OF THE
                                                                         FUND
Class A (%)                                   -27.64         -1.80       6.85
--------------------------------------------------------------------------------
S&P 500 Index (%)                             -22.09         -0.58      10.82(6)

(5) The returns shown include the returns of shares of the Galaxy VIP Equity Fund, the predecessor to the Fund, for periods prior to the date of this prospectus. Shares of the predecessor fund were initially offered on January 11, 1993.

(6)  Performance information is from January 10, 1993.

THE FUNDS  LIBERTY EQUITY FUND, VARIABLE SERIES

FEES AND EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The table below summarizes the fees and expenses you may pay if you invest in the Fund. Annual fund operating expenses are paid by the Fund and include management fees and other administrative costs, including pricing and custody services. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

---------------------------------------------------------
                                                  CLASS A
---------------------------------------------------------
Management fee(7)(%)                                0.84
---------------------------------------------------------
Distribution and service (12b-1) fee(%)             0.00
---------------------------------------------------------
Other expenses(%)                                   0.25
---------------------------------------------------------
Total annual fund operating expenses(%)             1.09
---------------------------------------------------------
Waiver/reimbursement(8)(%)                          0.03
---------------------------------------------------------
Net expenses(8)(%)                                  1.06
---------------------------------------------------------

(7)  The Fund pays a management fee of 0.75% and an administrative fee of 0.09%.

(8) Columbia has undertaken to waive expenses to the extent necessary to prevent total annual fund operating expenses from exceeding 1.06% for Class A shares. Columbia has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example Expenses shown in the table reflect net expenses (giving effect to the fee waiver described in footnote 8 to the Annual Fund Operating Expenses table above) for the first year and gross expenses (without giving effect to such waiver) thereafter. Your actual costs may be higher or lower. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The following hypothetical conditions were used in performing the calculations:

         -        $10,000 initial investment

         -        5% total return for each year

         -        Fund operating expenses remain the same

         -        Reinvestment of all dividends and distributions

                               1 YEAR               3 YEARS              5 YEARS              10 YEARS
                               ------               -------              -------              --------
Class A                        $ 108                 $ 344                $ 598                $ 1,326

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES

The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information for the Trustees.

INVESTMENT ADVISERS

COLUMBIA MANAGEMENT ADVISERS, INC., located at 100 Federal Street, Boston, Massachusetts 02110, is the investment adviser to the Funds. The Adviser is a direct wholly owned subsidiary of Columbia, which is an indirect wholly owned subsidiary of FleetBoston. The Adviser, a registered investment adviser, has been an investment adviser since 1969.

On April 1, 2003, several advisory subsidiaries of Columbia, including Fleet Investment Advisors Inc. ("FIA"), merged with and into the Adviser (which previously had been known as Columbia Management Company). Prior to April 1, 2003, FIA was the investment adviser to the Equity Fund. As of February 28, 2003, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser manages the assets of the Funds under the supervision of the Trust's Board of Trustees. The Adviser determines which securities and other instruments are purchased and sold for the Funds. The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the SEC. The Adviser will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

For the 2002 fiscal year, the Funds paid the Adviser (or FIA, as applicable) aggregate advisory fees at the following annual rates as a percentage of average daily net assets:

Columbia High Yield Fund, Variable Series                 0.69%
Liberty Equity Fund, Variable Series                      0.84%

PORTFOLIO MANAGERS

JEFFREY L. RIPPEY, CFA, a Vice President of the Adviser, is a co-manager of the Columbia High Yield Fund. Mr. Rippey managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund, since it began operations in March, 1998. Mr. Rippey, along with Mr. Havnaer, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Rippey has been with the Adviser and its predecessors since 1981.

KURT M. HAVNAER, CFA, a Vice President of the Adviser, is a co-manager of the Columbia High Yield Fund. Mr. Havnaer co-managed the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund, since September, 2000. Mr. Havnaer, along with Mr. Rippey, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Prior to joining the Adviser in 1996, Mr. Havnaer worked as a Portfolio Manager, Analyst and Trader for SAFECO Asset Management Company.

ROBERT G. ARMKNECHT, CFA, a Vice President of the Adviser, is the portfolio manager for the Equity Fund. Mr. Armknecht managed the Galaxy VIP Equity Fund, the predecessor to the Equity Fund, since July, 1998. He is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Armknecht has been with the Adviser and its predecessors since 1988.

TRUST  MANAGEMENT ORGANIZATIONS

MIXED AND SHARED FUNDING

As described above, the Funds serve as the funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may, from time to time, become funding vehicles for VA contracts and/or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                      OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's principal investment strategies and their associated risks are described under "The Funds-Principal Investment Strategies" and "The Funds-Principal Investment Risks." In seeking to meet their investment goals, the Funds may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks. The Adviser may elect not to invest in any of these securities or use any of these techniques. The Funds may not always achieve their investment goals. Additional information about the Funds' securities and investment techniques, as well as the Funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted in the Statement of Additional Information, approval by a Fund's shareholders is not required to change a Fund's investment goals, strategies or restrictions.

DERIVATIVE STRATEGIES

Each Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE POSITIONS

Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, debt securities issued or guaranteed by the U.S. Government or its agencies and repurchase agreements. This strategy could prevent a Fund from achieving its investment goal and could reduce the Fund's return and affect its performance during a market upswing.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years (or period if a Fund commenced operations less than five years ago) and includes the financial performance of shares of the Fund's predecessor fund for periods prior to the date of this prospectus. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. The information for the fiscal years ended December 31, 2002, 2001, 2000 and 1999 was audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report dated December 31, 2002. The information for the fiscal year or period ended December 31, 1998 was audited by the Fund's former independent auditors, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report by writing LFD (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

COLUMBIA HIGH YIELD FUND, VARIABLE SERIES (a)                                                                 Period Ended
                                                                          Year Ended December 31,             December 31,
                                                                  2002        2001         2000       1999       1998 (b)
Net Asset Value, Beginning of Period($)                           9.29         9.35        9.70      10.36        10.00
                                                                ------      -------     -------     ------    ---------
INCOME FROM INVESTMENT OPERATIONS($):
   Net investment income(c)(d)                                    0.59         0.64        0.69       0.70         0.49
   Net realized and unrealized gain (loss) on                    (0.35)       (0.07)      (0.35)      0.65         0.45
                                                                ------      -------     -------     ------    ---------
   Total from Investment Operations                               0.24         0.57        0.34       0.05         0.94
                                                                ------      -------     -------     ------    ---------
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                      (0.57)       (0.63)      (0.69)     (0.70)       (0.49)
   Distributions from net realized capital gains                    --           --          --      (0.01)       (0.09)
                                                                ------      -------     -------     ------    ---------
   Total Distributions                                           (0.57)       (0.63)      (0.69)     (0.71)       (0.58)
                                                                ------      -------     -------     ------    ---------
Net increase (decrease) in net asset value                       (0.33)       (0.06)      (0.35)     (0.66)        0.36
                                                                ------      -------     -------     ------    ---------
Net Asset Value, End of Period                                    8.96         9.29        9.35       9.70        10.36
                                                                ======      =======     =======     ======    =========
Total Return (%)                                                  2.74         6.18        3.66       0.56         9.61(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                             2,197        2,421       2,188      2,403        2,454
Ratios to average net assets (%):
   Net investment income including reimbursement/waiver (d)       6.46         6.89        7.29       7.00         6.18(f)
   Operating expenses including reimbursement/waiver              1.68         1.60        1.60       1.60         1.60(f)
   Operating expenses excluding reimbursement/waiver              3.36         3.23        3.18       2.89         4.25(f)
Portfolio Turnover Rate (%)                                         49           54          46         35           89(e)

(a) The information shown in this table relates to shares of the Galaxy VIP Columbia High Yield Fund II, the predecessor to the Columbia High Yield Fund.

(b) The Galaxy VIP Columbia High Yield Fund II commenced operations on March 3, 1998.

(c) Net investment income per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000 and 1999 and the period ended December 31, 1998 was $0.43, $0.47, $0.54, $0.57 and $0.28, respectively.

(d) The Galaxy VIP Columbia High Yield Fund II adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the year ended December 31, 2001 (which is reflected in the amounts shown above) on the net investment income per share, the net realized and unrealized gain (loss) per share and the ratio of net investment income to average net assets is $0.01, $(0.01), and 0.25%, respectively.

(e)  Not annualized.

(f)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY EQUITY FUND, VARIABLE SERIES (a)

                                                                                Year Ended December 31,
                                                                   2002       2001         2000        1999         1998
Net Asset Value, Beginning of Period ($)                           16.02      19.81        22.21       19.20        19.68
                                                                  ------     ------      -------     -------       ------
INCOME FROM INVESTMENT OPERATIONS ($):
   Net investment income (loss) (b)                                 0.03         -- (c)    (0.02)      (0.02)        0.13
   Net realized and unrealized gain (loss) on investments          (4.46)     (3.58)       (0.37)       5.05         4.25
                                                                  ------     ------      -------     -------       ------
   Total from Investment Operations                                (4.43)     (3.58)       (0.39)       5.03         4.38
                                                                  ------     ------      -------     -------       ------
LESS DISTRIBUTIONS ($):
   Distributions from net investment income                        (0.03)        --           --          --        (0.13)
   Distributions from net realized capital gains                      --      (0.21)       (2.01)      (2.02)       (4.73)
                                                                  ------     ------      -------     -------       ------
   Total Distributions                                             (0.03)     (0.21)       (2.01)      (2.02)       (4.86)
                                                                  ------     ------      -------     -------       ------
Net increase (decrease) in net asset value                         (4.46)     (3.79)       (2.40)       3.01        (0.48)
                                                                  ------     ------      -------     -------       ------
Net Asset Value, End of Period ($)                                 11.56      16.02        19.81       22.21        19.20
                                                                  ======     ======      =======     =======       ======
Total Return (%)                                                  (27.64)    (18.17)       (1.82)      27.18        23.52
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s) ($)                              43,603     79,813      120,712     119,799       92,620
Ratios to average net assets (%):
   Net investment income (loss) including                           0.18       0.00        (0.11)      (0.11)        0.61
reimbursement/waiver
   Operating expenses including reimbursement/waiver                1.09       1.02         0.98        0.96         1.05
   Operating expenses excluding reimbursement/waiver                1.09       1.02         0.98        0.96         1.05
Portfolio Turnover Rate (%)                                           35         51           54          60           75

(a) The information shown in this table relates to shares of the Galaxy VIP Equity Fund, the predecessor to the Equity Fund.

(b) Net investment income (loss) per share before reimbursement/waiver of fees by the Fund's investment adviser and/or administrator for the years ended December 31, 2002, 2001, 2000, 1999 and 1998 was $0.03, $0.00, $(0.02),
     $(0.02), and $0.13, respectively.

(c)  Amount is less than $0.005.

                             SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS

The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Funds issue and redeem shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

HOW THE FUNDS CALCULATE NET ASSET VALUE

Each share price is its net asset value next determined. Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

To calculate the net asset value on a given day, the Funds value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Funds value the security at the most recent quoted bid price. The Funds value each over-the-counter security or NASDAQ National Market System security as of the last sales price (or closing price reported by the NASDAQ National Market System, if different, as applicable) for that day. The Funds value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Funds value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when the Funds determine that the sale or bid price of the security does not reflect that security's market value, the Funds will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Funds may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the net asset value of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends for the Columbia High Yield Fund will be declared daily and distributed monthly. Income dividends for the Equity Fund will be declared and distributed quarterly. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

SHAREHOLDER INFORMATION

TAX CONSEQUENCES

Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

OTHER CLASS OF SHARES

The Funds also offer an additional class of shares, Class B shares, which are not available in this prospectus. Your particular VA contract or VLI policy may not offer these shares.

FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-426-3750
www.libertyfunds.com

or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Variable Investment Trust:  811-07556

Columbia High Yield Fund, Variable Series
Liberty Equity Fund, Variable Series

                                     [LIBERTYFUNDS LOGO]

                                     A MEMBER OF COLUMBIA MANAGEMENT GROUP

                                     (C)2002 Liberty Funds Distributor, Inc.
                                     A Member of COLUMBIA MANAGEMENT GROUP
                                     ONE FINANCIAL CENTER, BOSTON, MA 02111-2621
                                     800.426.3750 WWW.libertyfunds.com